ACCOUNTS RECEIVABLE, NET (Tables)	9 Months Ended
Sep. 30, 2020
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts Receivable, Net

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB
		Unaudited
Accounts receivable	20,932	30,832
Less: Allowance for doubtful accounts	(2,993)	(6,283)
Accounts receivable, net	17,939	24,549

	As of September 30, 2020
	0-180 Days	181-365 Days	1-2 Years	2-3 Years	Over 3 Years	Total
	RMB	RMB	RMB	RMB	RMB	RMB
PRC	Unaudited
Colleges	8,517	3,633	420	51	69	12,690
Corporates	5,478	219	416	169	722	7,004
Subtotal	13,995	3,852	836	220	791	19,694

	0-30 Days	30-60 Days	60-90 Days	90-120 Days	Over 120 Days	Total
	RMB	RMB	RMB	RMB	RMB	RMB
	Unaudited
U.S.
Students	5,405	160	667	451	4,455	11,138
Subtotal	5,405	160	667	451	4,455	11,138

Total						30,832

Allowance for doubtful accounts:

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB
		Unaudited
Balance at beginning of year/period	(3,535)	(2,993)
Addition	(3,220)	(7,483)
Written off	3,762	4,193
Balance at end of year/period	(2,993)	(6,283)